The Hartford Equity Income Fund Investment Strategy - The Hartford Equity Income Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its assets in equity securities. At the time of investment, these equity securities either pay a dividend or are expected to pay a dividend within the next 12 months. The Fund invests primarily in equity securities of companies with market capitalizations above $2 billion. The sub-adviser, Wellington Management Company LLP (“Wellington Management”), uses fundamental analysis to identify securities that it believes offer above average yields, below average valuations and the potential for dividend increases in the future. Wellington Management’s fundamental analysis focuses on assessing valuation, quality and capital return with an emphasis on sustainable dividends. As part of this analysis, Wellington Management evaluates financial and competitive conditions, management quality, potential earnings, free cash flow, dividends, and other related measures or indicators of value. The Fund may invest up to 20% of its net assets in the securities of foreign issuers and non-dollar securities. Based on market or economic conditions, the Fund may, through its stock selection process, focus in one or more sectors of the market.Equity securities include but are not limited to common stock, depositary receipts, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock.Effective upon the compliance date of amendments to Rule 35d-1 (currently, March 1, 2027), the Fund will revise its 80% investment policy. Specifically, effective upon the compliance date of amendments to Rule 35d-1, under normal circumstances, the Fund will invest at least 80% of its assets in equity securities that either pay a dividend or are expected to pay a dividend within the next 12 months.